Schedule III (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs	$ 13,407	$ 14,246	$ 13,897
Reserves for future policy benefits and claims payable	14,255	18,654	22,492
Other contract holder funds	57,986	58,494	63,349
Premium	109	122	157
Net investment income	2,720	3,140	2,836
Interest credited on other contract holder funds	855	827	1,293
Deferred acquisition and sales inducements amortization	1,743	519	(534)
Operating costs and other expenses	2,333	2,689	1,200
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs	(158)	(5)	24
Reserves for future policy benefits and claims payable	0	0	0
Other contract holder funds	0	0	0
Premium	0	0	0
Net investment income	55	56	(34)
Interest credited on other contract holder funds	0	0	0
Deferred acquisition and sales inducements amortization	12	34	20
Operating costs and other expenses	25	48	36
Operating Segments And Corporate Non-Segment Member
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium	121	134	170
Net investment income	1,467	1,952	2,044
Interest credited on other contract holder funds	855	827	1,155
Deferred acquisition and sales inducements amortization	452	245	92
Operating costs and other expenses	2,333	2,689	2,403
Segment Reconciling Items
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium	(12)	(12)	(13)
Net investment income	1,253	1,188	792
Interest credited on other contract holder funds	0	0	138
Deferred acquisition and sales inducements amortization	1,291	274	(626)
Operating costs and other expenses	0	0	(1,203)
Retail Annuities | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs	13,433	14,125	13,739
Reserves for future policy benefits and claims payable	2,208	5,977	9,075
Other contract holder funds	36,253	36,507	38,720
Premium	10	15	27
Net investment income	394	686	947
Interest credited on other contract holder funds	247	219	469
Deferred acquisition and sales inducements amortization	434	197	55
Operating costs and other expenses	2,174	2,455	2,172
Closed Life and Annuity Blocks | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs	132	126	134
Reserves for future policy benefits and claims payable	12,047	12,677	13,417
Other contract holder funds	12,714	13,157	13,491
Premium	111	119	143
Net investment income	706	950	776
Interest credited on other contract holder funds	407	420	436
Deferred acquisition and sales inducements amortization	6	14	17
Operating costs and other expenses	129	181	190
Institutional Products | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs	0	0	0
Reserves for future policy benefits and claims payable	0	0	0
Other contract holder funds	9,019	8,830	11,138
Premium	0	0	0
Net investment income	312	260	355
Interest credited on other contract holder funds	201	188	250
Deferred acquisition and sales inducements amortization	0	0	0
Operating costs and other expenses	$ 5	$ 5	$ 5